Summary of Significant Accounting Policies - Stock-Based Compensation (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	5 years 3 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Exercise price (in USD per share)	$ 2,580
Share-based payment arrangement, option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	10 years	10 years	10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	6 years 1 month 9 days	6 years 1 month 9 days	6 years 1 month 9 days
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in USD per share)	$ 4.95	$ 4.79	$ 5.41
Minimum | Share-based payment arrangement, option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	50.30%	43.20%	35.90%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	3.70%	2.00%	1.30%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%	0.00%
Fair value of Ordinary Share (in USD per share)	$ 4.95	$ 4.79	$ 5.41
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in USD per share)	$ 7.99	$ 6.60	$ 8.27
Maximum | Share-based payment arrangement, option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	51.80%	51.90%	52.70%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	4.50%	4.20%	1.40%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate			5.00%
Fair value of Ordinary Share (in USD per share)	$ 7.99	$ 6.60	$ 8.27